Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events
Subsequent Events

24. Subsequent Events

        On January 8, 2016, the Company completed the sale of the vessel Federal, which was held for sale as of December 31, 2015 (also refer to Note 4, "Fixed assets, net"). The gross proceeds amounted to $7.2 million, of which $1.4 million was received in advance during the year ended December 31, 2015.

        Gemini, in which Danaos holds a 49% equity interest, acquired a 6,422 TEU vessel built in 2002, which was delivered on February 4, 2016. On March 3, 2016, the Company subscribed 49% of newly issued share capital of Gemini for $1.47 million.